INVENTORY (Tables)	12 Months Ended
Dec. 31, 2025
INVENTORY
Schedule of Inventory

	December 31,
	2025	2024
	U.S. dollars in thousands
Raw materials	—	513
Work in progress	—	308
Finished goods	—	2,830
	—	3,651